Leases	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Leases

Note 14 - Leases

As set out in Note 2.I.1, as from January 1, 2018, the Group early applies IFRS 16, Leases. Under the lease agreements, the Group leases mainly cellular communications sites, structures (including offices, warehouses, communication rooms, and points of sale), and vehicles.

A.	Right of use asset

	Communications sites	Buildings	Vehicles	Total
	NIS	NIS	NIS	NIS
Cost
Balance as at January 1, 2018	809	538	173	1,520
Additions for new agreements	159	15	146	320
Derecognition for terminated agreements	(45)	(9)	(11)	(65)
Changes in agreements (mainly extension of the agreement periods) and revaluation	43	81	(22)	102
Balance as at December 31, 2018	966	625	286	1,877
Amortization and impairment losses
Balance as at January 1, 2018	-	-	-	-
Amortization for the year	190	120	113	423
Derecognition for terminated agreements	(18)	(4)	(9)	(31)
Changes in agreements and other	(3)	(1)	(18)	(22)
Impairment loss	-	-	3	3
Balance as at December 31, 2018	169	115	89	373
Carrying amount
Balance as at January 1, 2018	809	538	173	1,520

Balance as at December 31, 2018	797	510	197	1,504

B.	Liability for a lease

	Communications sites	Buildings	Vehicles	Total
	NIS	NIS	NIS	NIS
Balance as at January 1, 2018	809	538	188	1,535
Additions for new agreements	156	14	146	316
Disposals	(27)	(5)	(2)	(34)
Changes in agreements (mainly extension of the agreement periods) and revaluation	48	87	(5)	130
Financing expenses for employee benefits	14	9	3	26
Payments for a lease	(190)	(124)	(108)	(422)
Balance as at December 31, 2018	810	519	222	1,551

Carrying amount
Current maturities of a lease liability	203	124	118	445
Long-term liabilities for a lease	607	395	104	1,106
Total balance as at December 31, 2018	810	519	222	1,551

3.	Analysis of repayment dates of liabilities for the Group's lease (including principal and interest to be paid)

Expected payment dates	December 31, 2018
NIS
Up to one year	446
1-5 years	852
More than five years	361
Total	1,659

4.	Options to terminate or extend a lease

In most of its leases, the Group assumed that it is reasonably certain that the extension option in the agreements will be exercised, therefore there are no material liabilities in respect of leases that were not presented in the financial statements.

Most of the lease agreements include an option to cancel the agreement with notice and/or payment of a penalty as set out in the agreements. The Group assumed that it is reasonably certain that the cancellation options will not be exercised.

5.	Information about material lease agreements not yet included in measurement of the lease liability

In December 2018, Bezeq entered into an agreement to lease part of an office and commercial building. The agreement is for ten years and includes three option periods of up to 24 years and 8 months in the aggregate, as from January 1, 2021. The annual rent amounts to NIS 20.

The right-of-use asset and liability for the lease will be recognized in the financial statements at the date ownership of the asset is transferred, which is expected to be in 2020.